SHARE-BASED PAYMENTS - Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, options	2,071,286	3,160,193
Exercised, options	(422,166)
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning, options	5,150,798	11,377,706
Granted, options	2,071,286	3,160,193
Forfeit, options	(743,378)	(168,334)
Exercised, options	(422,166)	(9,218,767)
Balance at the end, options	6,056,540	5,150,798
Stock Option Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning, exercise price	$ 0.50	$ 0.00001
Granted, exercise price	1.65	0.50
Forfeit, exercise price	0.50	0.50
Exercised, exercise price	0.50	0.00001
Balance at the end, exercise price	0.50	0.50
Stock Option Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning, exercise price	8.25	0.50
Granted, exercise price	7.74	8.25
Forfeit, exercise price	8.00	2.00
Exercised, exercise price	2.68	2.00
Balance at the end, exercise price	8.25	8.25
Stock Option Plan | Weighted Average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning, exercise price	2.29	0.10
Granted, exercise price	6.08	3.47
Forfeit, exercise price	3.94	0.89
Exercised, exercise price	0.70	0.02
Balance at the end, exercise price	$ 3.49	$ 2.29